Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VS PERFORMANCE

Year	Arsen S. Kitch		Average SCT Total for Non-PEO NEOs(2)	Average CAP to Non-PEO NEOs(1)(2)	Value of initial fixed $100 investment based on:
	Summary Compensation Table (SCT) Total for PEO	Compensation Actual Paid (CAP) to PEO(1)			Company Total Stockholder Return	Peer Group Total Stockholder Return(3)	Net Income (millions)	Adjusted EBITDA (millions)(4)
2025	$5,201,341	$2,213,152	$1,262,476	$560,366	$46	$139	$(19)	$107
2024	$5,974,230	$(466,084)	$1,490,225	$226,207	$79	$127	$196	$182
2023	$5,288,096	$4,889,596	$1,144,962	$863,766	$96	$116	$108	$281
2022	$4,693,688	$8,041,513	$1,485,132	$2,042,486	$100	$98	$46	$227
2021	$3,508,327	$2,881,453	$1,691,924	$880,350	$97	$121	$(28)	$175
	(1) In accordance with the requirements of Item 402(v) of Regulation S-K, 2023 “compensation actually paid” (CAP) to our PEO and average CAP for our non-PEO NEOs for 2025 was calculated by making the following adjustments to the total compensation reported in the Summary Compensation Table, above. The equity award related adjustments described below reflect the fair value (or change in fair value) for performance- and time-vesting RSUs, computed in accordance with FASB ASC Topic 718 on the relevant dates. Amounts displayed for principal executive officers are averages of the indicated amounts.
Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(2) The named executive officers included for purposes of determining the average compensation for our named executive officers each year is as follows:

2025	Sherri Baker, Steve Bowden, Kari Moyes, Matthew Passarello and Michael Gadd,
2024	Sherri Baker, Steve Bowden, Michael Gadd and Michael Urlick
2023	Sherri Baker, Rebecca Barckley, Michael Murphy, Steve Bowden, Michael Gadd and Kari Moyes
2022	Michael Murphy, Steve Bowden, Michael Gadd and Kari Moyes
2021	Michael Murphy, Steve Bowden, Michael Gadd and Kari Moyes

Peer Group Issuers, Footnote	Represent the total stockholder return of the S&P MidCap 400® Index (excluding members of the GICS® Financials sector) over the indicated periods, which is the index used for purposes of our performance graph disclosure in our most recently filed 10-K.
PEO Total Compensation Amount	$ 5,201,341	$ 5,974,230	$ 5,288,096	$ 4,693,688	$ 3,508,327
PEO Actually Paid Compensation Amount	2,213,152	(466,084)	4,889,596	8,041,513	2,881,453
Non-PEO NEO Average Total Compensation Amount	1,262,476	1,490,225	1,144,962	1,485,132	1,691,924
Non-PEO NEO Average Compensation Actually Paid Amount	$ 560,366	226,207	863,766	2,042,486	880,350
Adjustment to Non-PEO NEO Compensation Footnote

	PEO	Non-PEO NEO Average
Summary Compensation Table (SCT) Total	$5,201,341	$1,262,476
Less:
Amounts reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$—	$(4,429)
Amounts Reported under the “Stock Awards” Column of the SCT	$(3,107,277)	$(452,102)
Amounts Reported under the “Option Awards” Column of the SCT	$—	$—
Plus:
“Service Cost” for Pension Plans	$—	$—
“Prior Service Cost” for Pension Plans	$—	$—
Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$721,943	$436,305
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$(438,974)	$(585,818)
Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$—	$—
Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$(163,881)	$(96,065)
Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$—	$—
Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$—	$—
Compensation Actually Paid SCT Total less Total Deduction from SCT plus (minus) All Other Adjustments	$2,213,152	$560,366

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 46	79	96	100	97
Peer Group Total Shareholder Return Amount	139	127	116	98	121
Net Income (Loss)	$ (19,000,000)	$ 196,000,000	$ 108,000,000	$ 46,000,000	$ (28,000,000)
Company Selected Measure Amount	107,000,000	182,000,000	281,000,000	227,000,000	175,000,000
PEO Name	Arsen S. Kitch
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA (financial)
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow (financial)
Measure:: 3
Pay vs Performance Disclosure
Name	ROIC (financial)
Measure:: 4
Pay vs Performance Disclosure
Name	TSR (financial)
Measure:: 5
Pay vs Performance Disclosure
Name	Strategic Objectives (non-financial)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,107,277)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	721,943
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(438,974)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(163,881)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,429)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(452,102)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	436,305
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(585,818)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (96,065)